UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Enhanced Municipal Value Fund (NEV)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.4%

	MUNICIPAL BONDS – 102.5%

	National – 1.2%
$ 1,876	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	1/18 at 100.00	Ba1	$ 1,876,212
	Series 2013A-5, 5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)
2,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool,	11/14 at 100.00	Ba2	2,030,100
	Series 2000B, 5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)
3,876	Total National			3,906,312
	Alabama – 1.0%
2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/14 at 100.00	AA	2,001,440
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%,	10/23 at 102.00	AA	1,063,850
	10/01/48 – AGM Insured
3,000	Total Alabama			3,065,290
	Arizona – 3.9%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/22 at 100.00	AA–	1,999,652
	Option Bond Trust 3256, 18.101%, 7/01/36 (IF) (4)
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	2,213,300
2,500	Festival Ranch Community Facilities District, Town of Buckeye, Arizona, District General	7/19 at 100.00	AA	2,776,600
	Obligation Bonds, Series 2009, 6.500%, 7/15/31 – BAM Insured
1,030	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts	7/21 at 100.00	BB	1,082,582
	Academies – Veritas Project, Series 2012, 6.600%, 7/01/47
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	300,979
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B	2,258,560
	Series 2012A, 9.750%, 5/01/25
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	54,941
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
1,868	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	1,903,361
	2005, 6.000%, 7/01/30
11,353	Total Arizona			12,589,975
	California – 16.4%
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA	5,635,350
	2009F-1, 5.000%, 4/01/34
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	No Opt. Call	Aa1	1,394,692
	Tender Option Bond Trust 3144, 19.576%, 10/01/16 (IF)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,611,494
	Tender Option Bond Trust 3878, 24.816%, 10/01/33 (IF) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 3248:
1,700	25.325%, 2/15/23 (IF) (4)	8/20 at 100.00	AA–	3,174,325
300	25.325%, 2/15/23 (IF) (4)	8/20 at 100.00	AA–	532,800
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3	1,187,640
	2009, 8.000%, 11/01/29
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	538,395
	of the West, Series 2010, 5.750%, 10/01/25
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	481,652
	Subordinate Series 2011A, 7.000%, 12/01/36
275	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/16 at 100.00	AA+	292,012
	of Participation, Series 2006A, 5.000%, 7/01/32 – NPFG Insured
490	Etiwanda School District, California, Coyote Canyon Community Facilities District 2004-1	9/19 at 100.00	N/R	561,202
	Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32
3,030	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA	3,121,142
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – AGC Insured
2,065	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A1	2,272,223
	Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011, 21.694%, 6/01/38 –
	AMBAC Insured (IF) (4)
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,609,220
	Bonds, Series 2007A-1, 5.750%, 6/01/47
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	No Opt. Call	Aa2	5,192,234
	3253, 32.892%, 1/15/19 (IF) (4)
1,710	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/18 at 100.00	Aa1	2,889,609
	Bonds, Tender Option Bond Trust 3237, 25.280%, 8/01/27 (IF)
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	2,157,840
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender
	Option Bond Trust Series 2011-23B, 22.657%, 9/01/42 (IF) (4)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	592,232
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
100	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/14 at 100.00	C	101,940
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B,
	7.500%, 12/01/24 (Alternative Minimum Tax)
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	1,343,606
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,333,820
	Project, Series 2011, 6.750%, 9/01/40
1,255	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	4/15 at 100.00	BB	1,170,978
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	285,776
	6.750%, 11/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	276,003
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27	2/21 at 100.00	A–	601,670
700	6.750%, 8/01/33	2/21 at 100.00	A–	842,289
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB+	579,120
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	433,732
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Semitropic Improvement District of Semitropic Water Storage District, Kern County, California,	12/19 at 100.00	AA–	1,096,610
	Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitropic Improvement District of Semitropic Water Storage District, Kern County, California,	No Opt. Call	AA–	3,736,224
	Revenue Bonds, Tender Option Bond Trust 3584, 22.063%, 6/01/17 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA	3,307,143
	Series 2007, 5.000%, 8/01/31 – AGM Insured
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A	1,205,188
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA	1,094,690
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
40,855	Total California			52,652,851
	Colorado – 3.7%
1,984	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	12/15 at 100.00	N/R	2,006,955
	Evergreen, Series 2005A, 6.500%, 12/01/35
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
250	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	249,388
46	5.000%, 9/01/16 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	39,319
2,000	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation	12/17 at 100.00	N/R	1,834,840
	Bonds, Limited Tax Series 2007, 5.125%, 12/01/37 – RAAI Insured
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	AA–	1,119,960
	9/01/39 – NPFG Insured
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	592,202
4,030	6.500%, 11/15/38	No Opt. Call	A	5,241,579
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	871,056
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
13,600	Total Colorado			11,955,299
	Connecticut – 0.7%
915	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	957,127
	7.750%, 1/01/43
1,107	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,284,950
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
2,022	Total Connecticut			2,242,077
	Delaware – 0.2%
660	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington	10/14 at 100.00	N/R	660,495
	Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16
	District of Columbia – 0.5%
1,500	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc.,	3/21 at 100.00	BBB–	1,621,395
	Series 2011, 6.375%, 3/01/31
	Florida – 7.0%
1,825	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue	5/16 at 100.00	N/R	1,682,504
	Bonds, Series 2006A, 5.125%, 5/01/38
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	6/23 at 100.00	BBB–	2,112,140
	Refunding Series 2013A, 5.625%, 6/01/33
975	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	978,510
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
920	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003,	10/14 at 100.00	N/R	920,488
	6.625%, 5/01/34
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	1,058,010
	Charter School, Inc. Projects, Series 2011A, 7.500%, 6/15/33
600	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	11/16 at 100.00	BB+	602,142
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project,
	Series 2006, 5.000%, 11/15/32
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A	1,126,180
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	1,848,974
	2010A-1, 5.375%, 10/01/35
3,660	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition Series 2009A,	4/19 at 100.00	AA	3,877,441
	5.125%, 4/01/34 – AGC Insured
1,500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	1,599,405
	5.375%, 10/01/40
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,
	Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,058,810
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,065,360
475	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	507,875
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
80	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	58,707
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
230	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	137,586
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	42,103
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	15,319
	Parcel Series 2007-1. RMKT, 6.650%, 5/01/40 (6)
245	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	249,182
	2012A-1, 6.650%, 5/01/40
955	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/15 at 100.00	BB	959,918
	5.400%, 5/01/37
565	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	331,672
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	1,128,276
	Bonds, Series 2012-A2, 5.500%, 5/01/34
21,980	Total Florida			22,360,603
	Georgia – 6.2%
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30 (UB)	1/21 at 100.00	AA	13,398,000
715	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	841,476
	7.500%, 1/01/31
775	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	A2	937,432
	6.750%, 1/01/20
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	B+	1,556,450
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
2,460	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/15 at 100.00	B+	2,580,294
	Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	101,591
260	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	308,170
17,550	Total Georgia			19,723,413
	Guam – 0.6%
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,843,723
	Illinois – 10.6%
3,195	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates,	12/14 at 100.00	N/R	3,199,952
	3.840%, 6/15/23
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA	2,353,920
	2005, 6.000%, 12/01/24 – AGM Insured
1,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010,	5/20 at 100.00	BBB–	1,074,740
	6.125%, 5/15/27
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	B3	3,069,090
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond
	Trust 1122:
1,605	21.310%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	1,759,433
1,540	17.200%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	1,658,796
465	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2,	10/14 at 100.00	N/R	465,223
	6.375%, 5/15/17
1,000	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	2/15 at 100.00	BB–	998,380
	5.375%, 2/15/25
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	3,846,200
	2006A, 5.000%, 4/01/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,022,970
	5.500%, 5/15/26
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option
	Bond Trust 4285:
690	18.206%, 8/15/20 (IF) (4)	No Opt. Call	AA+	918,528
150	18.206%, 8/15/20 (IF) (4)	No Opt. Call	AA+	193,236
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds	8/19 at 100.00	AA+	3,513,130
	Trust 11-16B, 27.469%, 8/15/39 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	1,076,560
	5.125%, 5/15/35
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	541,640
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust	No Opt. Call	AA	772,190
	3908, 27.076%, 2/15/19 – AGM Insured (IF) (4)
1,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	1,110,930
	Series 2009, 6.125%, 5/15/25
2,235	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	10/14 at 100.00	Ca	1,810,328
	IV LLC, Fullerton Village Project, Series 2004A, 5.000%, 6/01/24 (6)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30	1/16 at 100.00	D	939,750
1,515	5.250%, 1/01/36	1/16 at 100.00	D	530,250
980	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge	3/15 at 102.00	N/R	994,612
	Lakes Project, Series 2005-2, 6.000%, 3/01/35
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	1,165,580
	2010, 6.000%, 6/01/28
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,054,800
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
33,990	Total Illinois			34,070,238
	Indiana – 1.6%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,422,844
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,563,480
	Project, Series 2013A, 5.000%, 7/01/35 (Alternative Minimum Tax)
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	2,274,120
	2011, 7.750%, 9/01/31
4,895	Total Indiana			5,260,444
	Kansas – 2.5%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding	5/20 at 100.00	A	3,139,290
	Series 2010S, 5.000%, 5/15/30
1,345	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	1,358,773
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	3,464,324
	Project, Series 2012, 6.000%, 12/15/32
7,910	Total Kansas			7,962,387
	Kentucky – 0.3%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series	8/23 at 100.00	AA	1,095,290
	2013, 5.700%, 8/01/39 – AGM Insured
	Louisiana – 2.2%
2,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General	5/20 at 100.00	A3	2,106,400
	Medical Center Project, Series 2010, 5.500%, 11/01/40
305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008,	5/23 at 100.00	A3	307,715
	4.250%, 12/01/38
2,710	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	2,957,775
	Project, Series 2011A, 7.750%, 12/15/31
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899,	5/20 at 100.00	AA	1,619,548
	18.179%, 5/01/33 (IF)
6,180	Total Louisiana			6,991,438
	Massachusetts – 1.5%
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	713,806
	2010A, 5.500%, 1/01/22
635	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	664,394
	2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)
3,000	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center	1/18 at 100.00	N/R	7,920
	Issue, Series 2008A, 6.250%, 1/15/28 (6)
2,385	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital,	8/15 at 100.00	N/R	2,271,617
	Series 2005E, 5.000%, 8/15/35 – RAAI Insured
1,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2010C, 5.000%, 12/01/30	6/20 at 100.00	AA–	1,032,590
	(Alternative Minimum Tax)
7,645	Total Massachusetts			4,690,327
	Michigan – 7.2%
9,650	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005,	No Opt. Call	AA	11,139,574
	5.250%, 5/01/27 – AGM Insured (UB) (4)
6,590	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	10/14 at 100.00	AA–	6,511,974
	7/01/34 – NPFG Insured
2,865	Marysville Public School District, St Claire County, Michigan, General Obligation Bonds,	5/17 at 100.00	AA	3,096,607
	Series 2007, 5.000%, 5/01/32 – AGM Insured
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	2,266,215
	Refunding Series 2009, 5.750%, 11/15/39
21,205	Total Michigan			23,014,370
	Mississippi – 0.2%
500	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/14 at 100.00	BBB	500,305
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.2%
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	667,526
	of West County, Series 2007A, 5.375%, 9/01/21
	Nebraska – 0.3%
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	AA	1,067,090
	5.000%, 2/01/43
	Nevada – 1.7%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	2,178,200
	International Airport, Series 2010A, 5.000%, 7/01/30
1,670	Las Vegas, Nevada, General Obligation Bonds, Tender Option Bond Trust 3265,	No Opt. Call	AA	3,262,095
	32.862%, 4/01/17 (IF)
3,670	Total Nevada			5,440,295
	New Jersey – 1.8%
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/14 at 100.00	B	1,048,580
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,706,628
1,450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,533,999
	5.000%, 12/01/26
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	1,301,565
	Series 2007-1A, 4.625%, 6/01/26
5,600	Total New Jersey			5,590,772
	New York – 3.4%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,223,068
1,225	6.250%, 7/15/40	1/20 at 100.00	BBB–	1,365,152
2,000	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,233,820
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	1,107,100
	College, Series 2011, 6.000%, 6/01/34
2,500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	2,761,800
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	304,843
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
2,000	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/26	6/16 at 100.00	BB–	1,869,100
10,090	Total New York			10,864,883
	Ohio – 6.4%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	6/17 at 100.00	B–	837,980
6,000	5.750%, 6/01/34	6/17 at 100.00	B	4,788,000
6,500	5.875%, 6/01/47	6/17 at 100.00	B	5,085,015
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	818,877
	Services, Improvement Series 2010A, 5.625%, 7/01/26
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,496,860
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,078,790
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	A+	3,051,190
	3260, 28.920%, 5/01/29 (IF)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,352,412
	Project, Series 2009E, 5.625%, 10/01/19
21,130	Total Ohio			20,509,124
	Pennsylvania – 5.9%
1,446	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	1,460,592
	Series 2013, 5.000%, 5/15/26
1,000	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	1,110,590
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	12/21 at 100.00	BB–	1,668,855
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba3	1,193,944
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,630,980
	Ministries Project, Series 2009, 6.125%, 1/01/29
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	2,054,200
	Series 2009, 7.750%, 12/15/27
1,080	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	1,621,696
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B,
	17.834%, 8/01/38 (IF) (4)
25	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds,	2/15 at 100.00	N/R	17,986
	NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/14 at 100.00	B–	1,001,470
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB	1,093,540
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,264,416
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	1,125,280
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
3,480	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	3,660,368
	0.000%, 12/01/30
17,566	Total Pennsylvania			18,903,917
	Puerto Rico – 1.0%
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds,	12/18 at 100.00	A+	1,515,840
	Modernization Series 2008, 5.125%, 12/01/27
1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	3/16 at 100.00	BBB–	811,300
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2006, 5.000%, 3/01/36
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	BB	940,040
	5.500%, 7/01/27 – AMBAC Insured
3,500	Total Puerto Rico			3,267,180
	Tennessee – 0.2%
500	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing	12/20 at 100.00	A–	512,165
	Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30
50	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/24	No Opt. Call	A	56,923
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	172,329
705	Total Tennessee			741,417
	Texas – 3.5%
3,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	CCC	323,750
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (6)
1,050	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos	5/21 at 100.00	BBB	1,231,860
	Foundation, Inc., Series 2011A, 6.500%, 5/15/31
265	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. –	10/14 at 100.00	B	265,787
	Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	9/21 at 100.00	AA+	3,056,490
	11947, 24.828%, 3/01/19 (IF)
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	12/21 at 100.00	N/R	946,710
	Home Inc., Series 2012, 7.250%, 12/15/47
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	552,625
	Lien Series 2008D, 6.250%, 12/15/26
810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	953,054
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,199,440
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,536,960
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
5,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, Second Tier Series	8/14 at 25.11	A–	1,253,000
	2002, 0.000%, 8/15/37 – AMBAC Insured
16,380	Total Texas			11,319,676
	Utah – 0.3%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB–	992,990
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 0.9%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28	1/21 at 100.00	Ba1	1,062,790
1,760	6.250%, 1/01/33	1/21 at 100.00	Ba1	1,863,646
2,760	Total Vermont			2,926,436
	Virgin Islands – 0.1%
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	265,620
	Lien Series 2009A, 6.000%, 10/01/39
	Virginia – 0.8%
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	1,334,140
	Series 2007B1, 5.000%, 6/01/47
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	1,089,154
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
3,010	Total Virginia			2,423,294
	Washington – 2.4%
275	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/15 at 100.00	N/R	275,872
	Series 2013, 5.750%, 4/01/43
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,139,040
	Center, Series 2011A, 5.375%, 1/01/31
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,182,440
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	BBB	1,001,790
	Puget Sound, Series 2006, 5.000%, 12/01/36 – RAAI Insured
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	2,130,540
	Series 2009, 5.625%, 10/01/40
7,275	Total Washington			7,729,682
	West Virginia – 0.2%
750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	769,388
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 5.1%
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A,	2/19 at 102.00	AA–	3,894,940
	6.500%, 2/01/31
1,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A,	No Opt. Call	AA	507,730
	0.000%, 12/15/31
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/20 at 100.00	Baa2	1,108,560
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	526,395
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community	No Opt. Call	AA–	1,307,950
	Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 22.352%, 4/01/17 (IF) (4)
1,290	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	No Opt. Call	AA–	1,157,582
	Obligated Group, Tender option Bond Trust 3592, 17.351%, 10/01/20 (IF) (4)
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	2,139,440
	Healthcare System, Series 2006A, 5.250%, 8/15/21
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	511,690
	Services Inc., Series 2006B, 5.125%, 8/15/30
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust	5/19 at 100.00	AA–	5,216,950
	10B, 32.666%, 5/01/36 (IF) (4)
13,290	Total Wisconsin			16,371,237
	Wyoming – 0.8%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming, L.L.C. –
	University of Wyoming Project, Series 2011:
710	6.250%, 7/01/31	7/21 at 100.00	BBB	789,769
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,794,304
2,310	Total Wyoming			2,584,073
$ 312,407	Total Municipal Bonds (cost $289,899,126)			328,640,832

Shares	Description (1)			Value
	COMMON STOCKS – 0.9%

	Airlines – 0.9%
$ 75,333	American Airlines Group Inc. (7)			$ 2,926,687
	Total Common Stocks (cost $2,340,765)			2,926,687
	Total Long-Term Investments (cost $292,239,891) – 103.4%			331,567,519
	Floating Rate Obligations – (5.6)%			(18,000,000)
	Other Assets Less Liabilities – 2.2% (8)			7,050,632
	Net Assets – 100%			$ 320,618,151

Investments in Derivatives as of July 31, 2014
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
Barclays Bank PLC	$6,400,000	Receive	USD-BMA Index	3.254%	Quarterly	5/21/15	5/21/36	$(307,731)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$328,601,513	$39,319	$328,640,832
Common Stocks	2,926,687	—	—	2,926,687
Investments in Derivatives:
Interest Rate Swaps*	—	(307,731)	—	(307,731)
Total	$2,926,687	$328,293,782	$39,319	$331,259,788
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments (excluding investments in derivatives) was $274,427,387.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$44,803,701
Depreciation	(5,663,572)
Net unrealized appreciation (depreciation) of investments	$39,140,129

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s,
Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated
N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or
(3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the
Fund’s records.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc.
(“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-BMA	United States Dollar-Bond Market Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014